Deferred Revenue - Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in Contract with Customer, Liability [Roll Forward]
Balance, beginning of the year	$ 41,061	$ 32,046
Deferral of revenue	46,291	37,563
Deferred revenue from 6RS acquisition	8,901	0
Recognition of deferred revenue	(33,593)	(28,548)
Balance, end of the year	$ 62,660	$ 41,061